FINANCIAL RISK MANAGEMENT OBJECTIVES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency
The balance of financial assets and liabilities denominated in a currency different from our Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2023	2022	2023	2022
United States dollar (USD)	5,135	8,231	4,689	15,057
Thai Baht (THB)	4,254	326	891,587	30
Singapore dollar (SGD)	296	106	11	46
Taiwan dollar (TWD)	28,780	25,282	2,920	4,463
Renminbi (RMB)	18	18	—	—
Hong Kong dollar (HKD)	4,649	7,773	25	25
Euro (EUR)	8	20	—	—

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable
The following table demonstrates the sensitivity of our Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	HKD	EUR

2023	5%	22	(1,303)	11	42	30	—
	-5%	(22)	1,303	(11)	(42)	(30)	—
2022	5%	(341)	—	2	34	50	1
	-5%	341	—	(2)	(34)	(50)	(1)
Commodity price sensitivity
The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2023
Copper	-14%	(3,296)	N/A
	+14%	3,296	N/A
2022	+23%	5,981	N/A
Copper	-23%	(5,981)	N/A

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations
The table below summarizes the maturity profile of our Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2023
Financial liabilities
Interest-bearing loans and borrowings	57,170	—	—	—	57,170
Trade and other payables	51,743	—	—	—	51,743
Due to related parties	7,941	—	—	—	7,941
Financial liabilities at fair value through profit or loss	74	—	—	—	74
Lease liability	676	673	386	355	2,090
	117,604	673	386	355	119,018

As of December 31, 2022
Financial liabilities
Interest-bearing loans and borrowings	46,087	9,616	400	4,870	60,973
Trade and other payables	39,891	—	—	—	39,891
Due to related parties	16,613	—	—	—	16,613
Financial liabilities at fair value through profit or loss	6	—	—	—	6
Lease liability	788	1,073	469	579	2,909
	103,385	10,689	869	5,449	120,392

Summary of Capital Management

	As of December 31,
	2023	2022
	US$’000	US$’000
Interest bearing loans and borrowings	53,737	57,731
Trade and other payables	51,743	39,891
Less: cash and cash equivalents	(37,970)	(54,017)
Net debt	67,510	43,605
Total Equity	214,621	211,428
Capital and net debt	282,131	255,033
Gearing ratio	23.9%	17.1%